SHARE CAPITAL (Tables)	12 Months Ended
Aug. 31, 2020
Disclosure Of Share Capital Information [Abstract]
Disclosure of detailed information about warrants valuation assumptions [Table Text Block]
Risk free interest rate %	1.6%
Expected life of Warrants (years)	1.5
Expected annualized volatility %	64.6%
Expected dividend yield %	—

Disclosure of detailed information about number and weighted average exercise prices of share options [Table Text Block]
		WEIGHTED AVERAGE
	NUMBER	EXERCISE PRICE
Balance - August 31, 2018	7,709,746	$2.10
Granted	3,589,500	$7.59
Exercised	(2,167,864)	$1.92
Cancelled / Forfeited	(298,188)	$6.41
Balance - August 31, 2019	8,833,194	$4.23
Granted	2,125,000	$3.21
Exercised	(879,240)	$1.21
Cancelled / Forfeited	(1,050,050)	$6.20
Balance - August 31, 2020	9,028,904	$4.06

Disclosure of detailed information about range of exercise prices of outstanding share options [Table Text Block]
	OPTIONS OUTSTANDING		OPTIONS EXERCISABLE
Range of Exercise		Weighted Average Remaining
Prices	Quantity Outstanding	Contractual Life (years)	Quantity Exercisable

$0.30 - $1.48	1,440,599	4.7	1,376,683
$1.49 - $2.38	2,204,333	7.5	1,652,833
$2.39 - $4.65	2,069,854	7.9	1,217,504
$4.66 - $7.67	1,886,518	8.2	1,276,194
$7.68 - $11.27	1,427,600	8.7	949,900
	9,028,904	7.5	6,473,114

Disclosure of detailed information about stock option valuation assumptions [Table Text Block]
	AUGUST 31, 2020	AUGUST 31, 2019
Risk free interest rate	0.45%- 1.65%	1.20%- 2.42%
Expected life of options	5.0 - 6.0 years	5.0 -6.5 years
Expected annualized volatility	72% - 85%	64%-71%
Expected dividend yield	—	—
Forfeiture Rate	8.0% - 8.7%	7.3%- 8.0%

Disclosure of detailed information about number and weighted average exercise prices of restricted stock unit [Table Text Block]
NUMBER
Balance - August 31, 2018	145,200
Granted	879,635
Exercised	(182,473)
Balance - August 31, 2019	842,362
Granted	265,258
Exercised	(154,062)
Cancelled/Forfeited	(60,387)
Balance - August 31, 2020	893,171

Disclosure of detailed information about number and weighted average exercise prices of performance share units [Table Text Block]
NUMBER
Balance - August 31, 2019	—
Granted	142,187
Exercised	(15,502)
Balance - August 31, 2020	126,685

Disclosure of detailed information about reconciliation of weighted average number of shares [Table Text Block]
	AUGUST 31, 2020	AUGUST 31, 2019
Weighted average number of shares used in basic earnings per share	172,668,816	140,923,324
Options	4,540,182	5,194,827
Warrants	—	4,738,388
Restricted share units	727,275	684,534
Performance share units	126,685	—
Weighted average number of shares used in diluted earnings per share	178,062,958	151,541,073

Disclosure of detailed information about outstanding number and type of securities that could potentially dilute basic net income (loss) per share [Table Text Block]
	AUGUST 31, 2020	AUGUST 31, 2019
Stock options	4,382,918	1,847,500
	4,382,918	1,847,500